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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------------------
        This Amendment (Check only one.):       [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perseus, L.L.C.
          ------------------------------------------------
Address:  2099 Pennsylvania Avenue, N.W., Suite 900
          ------------------------------------------------
          Washington, D.C.  20006


Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodd Macklin
          ------------------------------------------------
Title:    Chief Financial Officer, Treasurer and Secretary
          ------------------------------------------------
Phone:    (202) 772-1481
          ------------------------------------------------

Signature, Place, and Date of Signing:

  /s/   RODD MACKLIN                            Washington, D.C.               February 13, 2003
------------------------------------    -----------------------------     -----------------------------
             [Signature]                        [City, State]                        [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                            0
                                                 ----------------------

Form 13F Information Table Entry Total:                       30
                                                 ----------------------

Form 13F Information Table Value Total:                      $136,642
                                                 ----------------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


               NONE

                           FORM 13F INFORMATION TABLE

           COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
           --------           --------   --------  --------  --------------------  -----------   --------    --------------------
                                                                                                               VOTING AUTHORITY
                              TITLE OF                       SHRS OR    SH/  PUT/   INVESTMENT   OTHER       --------------------
        NAME OF ISSUER          CLASS     CUSIP   VALUE (x$)  PRN AMT   PRN  CALL   DISCRETION  MANAGERS     SOLE    SHARED  NONE
        --------------        -------     -----   ----------  -------   --- ------  ----------  --------     ----    ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
          Aksys Ltd.           Common   010196103    $6,015  1,134,881   SH          DEFINED              1,134,881
-----------------------------------------------------------------------------------------------------------------------------------
   Allos Therapeutics, Inc.    Common   019777101    $6,979    928,100   SH          DEFINED                928,100
-----------------------------------------------------------------------------------------------------------------------------------
      Beacon Power Corp.       Common   073677106    $2,415  11,502,351  SH          DEFINED             11,502,351
-----------------------------------------------------------------------------------------------------------------------------------
  BioMarin (Glyko Biomedical   Common   00009061G1   $2,820  1,311,562   SH          DEFINED              1,311,562
            Ltd.)
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      Cell Genesys, Inc.       Common   150921104      $129     11,567   SH          DEFINED                 11,567
-----------------------------------------------------------------------------------------------------------------------------------
  CollaGenex Pharmaceuticals   Common   19419B100    $3,027    319,000   SH          DEFINED                319,000
             Inc.
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    Connetics Corporation      Common   208192104    $2,473    205,781   SH          DEFINED                205,781
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         Curis, Inc.           Common   231269101      $282    274,011   SH          DEFINED                274,011
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     Dendreon Corporation      Common   24823Q107      $687    129,415   SH          DEFINED                129,415
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     Diversa Corporation       Common   255064107    $7,392    816,823   SH          DEFINED                816,823
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 Esperion Therapeutics, Inc.   Common   29664R106   $10,308  1,450,200   SH          DEFINED              1,450,200
-----------------------------------------------------------------------------------------------------------------------------------
        Exelixis, Inc.         Common   30161Q104    $6,750    843,750   SH          DEFINED                843,750
-----------------------------------------------------------------------------------------------------------------------------------
Guilford Pharmaceuticals Inc.  Common   401829106   $11,440  2,874,250   SH          DEFINED              2,874,250
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        [Repeat as necessary]

                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
           --------              --------    --------   --------  -------------------  --------  --------   ---------------------
                                                                                                               VOTING AUTHORITY
                                                                  SHRS OR    SH  PUT/ INVESTMENT   OTHER    ---------------------
        NAME OF ISSUER        TITLE OF CLASS   CUSIP   VALUE (x$) PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE     SHARED  NONE
        --------------        --------------   -----   ---------- -------    --- ---- ---------- --------   ----     ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
  InSite Vision Incorporated      Common     457660108      $702    988,045  SH       DEFINED               988,045
-----------------------------------------------------------------------------------------------------------------------------------
IntraBiotics Pharmaceuticals,     Common     46116T100      $355  1,225,209  SH       DEFINED             1,225,209
             Inc.
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   La Jolla Pharmaceutical        Common     503459109    $3,250    500,000  SH       DEFINED               500,000
           Company
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      Landec Corporation          Common     514766104      $504    252,048  SH       DEFINED               252,048
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Neurobiological Technologies,     Common     64124W106    $3,157    553,750  SH       DEFINED               553,750
             Inc.
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   Oxford GlycoSciences Plc   Sponsored ADR  691464101    $1,149    474,698  SH       DEFINED               474,698
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  Proton Energy Systems Inc.      Common     74371K101    $2,143    714,286  SH       DEFINED               714,286
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          Roxio Inc.              Common     780008108      $366     76,749  SH       DEFINED                76,749
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Sciclone Pharmaceuticals Inc.     Common     80862K104    $4,000  1,257,860  SH       DEFINED             1,257,860
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Synaptic Pharmaceutical Corp.     Common    00087156R1    $1,094    172,500  SH       DEFINED               172,500
-----------------------------------------------------------------------------------------------------------------------------------
Targeted Genetics Corporation     Common     87612M108       $80    200,000  SH       DEFINED               200,000
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   ViroPharma Incorporated        Common     928241108      $848    581,043  SH       DEFINED               581,043
-----------------------------------------------------------------------------------------------------------------------------------
        [Repeat as necessary]

                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
           --------              --------    --------  ---------- ------------------  ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                                                  SHRS OR   SH/ PUT/  INVESTMENT  OTHER   ----------------------
        NAME OF ISSUER        TITLE OF CLASS   CUSIP   VALUE (x$) PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE    SHARED    NONE
        --------------        --------------   -----   ---------- -------   --- ----  ---------- -------- ----    ------    ----
----------------------------------------------------------------------------------------------------------------------------------
      Allos Therapeutics          Common     019777101   $18,800  2,500,000  SH         OTHER                    2,500,000
----------------------------------------------------------------------------------------------------------------------------------
      Axcan Pharma Inc.           Common     054923107   $29,425  2,500,000  SH         OTHER                    2,500,000
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 CollaGenex Pharmaceuticals,      Common     19419B100    $9,490  1,000,000  SH         OTHER                    1,000,000
             Inc.
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IntraBiotics Pharmaceuticals,     Common     46116T100      $508  1,750,000  SH         OTHER                    1,750,000
             Inc.
----------------------------------------------------------------------------------------------------------------------------------
        Valentis, Inc.            Common     91913E104       $54     8,174   SH         OTHER                        8,174
----------------------------------------------------------------------------------------------------------------------------------

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     [Repeat as necessary]